Investment Risks	Mar. 31, 2025
Mercer US Small/Mid Cap Equity Fund | Mercer US Small/Mid Cap Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Loss of money is a risk of investing in the Fund.
Mercer US Small/Mid Cap Equity Fund | Mercer US Small/Mid Cap Equity Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Mercer US Small/Mid Cap Equity Fund | Mercer US Small/Mid Cap Equity Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. U.S. and global stock markets have experienced periods of substantial price volatility in the past and may do so in the future.

Mercer US Small/Mid Cap Equity Fund | Mercer US Small/Mid Cap Equity Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The value of the securities in which the Fund invests may be adversely affected by fluctuations in the financial markets, regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of investments the Fund makes. Also, there is the risk that the price(s) of one or more of the securities or other instruments in the Fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, government, industry, country, or geographic region. Extraordinary events, including extreme economic or political conditions or policies, rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence), natural disasters, extreme weather, epidemics and pandemics, tariffs, sanctions, war, military conflict and other factors can lead to volatility in local, regional, or global markets, which can result in market losses that may be substantial. The impact of one of these types of events may be more pronounced in certain regions, sectors, industries, or asset classes in which the Fund invests, or it may be pervasive across the global financial markets. The timing and occurrence of future market disruptions cannot be predicted, nor can the impact that government interventions, if any, adopted in response to such disruptions may have on the investment strategies of the Fund or the markets in which the Fund invests.

Mercer US Small/Mid Cap Equity Fund | Mercer US Small/Mid Cap Equity Fund | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Risk. The issuer of a security may perform poorly and the value of its stocks or bonds may decline as a result. An issuer of securities held by the Fund could become bankrupt or could default on its issued debt or have its credit rating downgraded.

Mercer US Small/Mid Cap Equity Fund | Mercer US Small/Mid Cap Equity Fund | Small and Medium Capitalization Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small and Medium Capitalization Stock Risk. The securities of companies with small and medium capitalizations may involve greater investment risks than securities of companies with large capitalizations. Small and medium capitalization companies may have an unproven or narrow technological base and limited product lines, distribution channels, and market and financial resources, and the small and medium capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals. As a result, the prices of securities of small and medium capitalization companies may be subject to more abrupt or erratic movements than securities of larger companies, may have limited marketability, and may be less liquid than securities of companies with larger capitalizations. Securities of small and medium capitalization companies also may pay no, or only small, dividends.

Mercer US Small/Mid Cap Equity Fund | Mercer US Small/Mid Cap Equity Fund | Real Estate Investment Trusts ( [Member]
Prospectus [Line Items]
Risk [Text Block]

Real Estate Investment Trusts (“REITs”) Risk. REITs may be affected by changes in the value of the underlying properties owned by the trusts and by the quality of any credit extended. Further, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the Fund. In addition, to the extent that the Fund invests in REITs, the Fund must bear the REIT’s expenses in addition to the expenses of its own operation and is subject to risks associated with extended vacancies of properties or defaults by borrowers or tenants, particularly during periods of disruptions to business operations or an economic downturn.

Mercer US Small/Mid Cap Equity Fund | Mercer US Small/Mid Cap Equity Fund | Custody Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Custody Risk. There are risks involved in dealing with the custodians or brokers who settle Fund trades. Securities and other assets deposited with custodians or brokers may not be clearly or constantly identified as being assets of the Fund, and hence the Fund may be exposed to credit risk with regard to such parties. The Fund may be an unsecured creditor of its broker in the event of bankruptcy or administration of such broker. Further, there may be practical or time problems associated with enforcing the Fund’s rights to its assets in the case of an insolvency of any such party.

Mercer US Small/Mid Cap Equity Fund | Mercer US Small/Mid Cap Equity Fund | Growth Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Stock Risk. The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. Companies with strong growth potential (both domestic and foreign) tend to have higher than average price-to-earnings ratios, meaning that these stocks are more expensive than average relative to the companies’ earnings. The market prices of equity securities of growth companies are often quite volatile, since the prices may be particularly sensitive to economic, market, or company developments and may present a greater degree of risk of loss.

Mercer US Small/Mid Cap Equity Fund | Mercer US Small/Mid Cap Equity Fund | Value Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Stock Risk. The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. Value stocks represent companies that tend to have lower than average price to book value ratios, price to earnings ratios, or other financial ratios. These companies may have relatively weak balance sheets and, during economic downturns, these companies may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations. A particular value stock may not increase in price, as anticipated by a subadviser, if other investors fail to recognize the stock’s value or the catalyst that the subadviser believes will increase the price of the stock does not affect the price of the stock in the manner or to the degree that the subadviser anticipates. Also, cyclical stocks tend to increase in value more quickly during economic upturns than non-cyclical stocks, but also tend to lose value more quickly in economic downturns. The stocks of companies that a subadviser believes are undervalued compared to their intrinsic value can continue to be undervalued for long periods of time, may not realize their expected value, and can be volatile.

Mercer US Small/Mid Cap Equity Fund | Mercer US Small/Mid Cap Equity Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The Fund may engage in a variety of transactions involving derivatives, such as options, futures, forwards and swap agreements. Derivatives are financial instruments, the values of which depend upon, or are derived from, the value of something else, such as one or more underlying investments, pools of investments, indices, or currencies. A subadviser may use derivatives both for hedging and non-hedging purposes, although it is anticipated that the use of derivatives by the Fund will generally be limited to maintaining exposure to certain market segments or asset classes, increasing or decreasing currency exposure, or facilitating certain portfolio transactions. A subadviser may also use derivatives such as exchange-listed equity futures contracts, swaps and currency forwards to equitize cash held in the portfolio. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on the ability of a subadviser to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility of the Fund’s share price. Certain derivatives are subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. Certain derivatives are subject to mandatory central clearing and exchange-trading. Central clearing is intended to reduce counterparty credit risk, but central clearing does not make derivatives transactions risk-free Exchange-trading is intended to increase liquidity, but there is no guarantee the Fund could consider exchange-traded derivatives to be liquid. Some derivatives are more sensitive to interest rate changes and market movements than other instruments. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

Certain derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a subadviser uses leverage through purchasing derivative instruments, the Fund has the risk of capital losses that exceed the net assets of the allocable portion of the Fund managed by that subadviser. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Derivatives instruments may also be susceptible to operational risks. Failures in the documentation and shortcomings in the settlement process could result in the failure to complete a transaction. There are also legal risks associated with derivatives, particularly if contracts are not legally enforceable or if a counterparty does not have sufficient capacity to perform on a contract.

Mercer US Small/Mid Cap Equity Fund | Mercer US Small/Mid Cap Equity Fund | Management Techniques Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Techniques Risk. The investment strategies, techniques, and risk analyses employed by the subadvisers, while designed to enhance potential returns, may not produce the desired results or expected returns, which may cause the Fund to not meet its investment objective, or underperform its benchmark index or funds with similar investment objectives and strategies. The subadvisers may be incorrect in their assessments of the values of securities or their assessments of market trends, which can result in losses to the Fund.

Mercer US Small/Mid Cap Equity Fund | Mercer US Small/Mid Cap Equity Fund | Quantitative Model Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Quantitative Model Risk. One or more subadvisers to the Fund follows a quantitative model strategy to manage its allocated portion of the Fund. Quantitative models (both proprietary models developed by a quantitative-focused subadviser, and those supplied by third parties) and information and data supplied by third parties can be incorrect, misleading or incomplete, and any decisions made in reliance thereon can expose the Fund to potential risks of loss. In addition, the use of predictive models can also expose the Fund to potential risks of loss. For example, such models may incorrectly forecast future behavior, leading to potential losses on a cash flow and/or a mark-to-market basis. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for the Fund.

If the assumptions made by quantitative-focused subadvisers in their underlying models are unrealistic, inaccurate or become unrealistic or inaccurate and are not promptly adjusted to account for changes in the overall market environment, it is likely that profitable trading signals will not be generated. If and to the extent that the models do not reflect certain factors, and a quantitative-focused subadviser does not successfully address such omission through its testing and evaluation, and modify the models accordingly, the Fund may experience losses. In addition, because of the complexity of quantitative-focused investment strategy programming and modeling, there is a risk that the finished model may contain an error; one or more of such errors could adversely affect the Fund’s performance.

To the extent that a quantitative-focused subadviser is not able to develop sufficiently differentiated models, the Fund’s investment objective may not be met, irrespective of whether the models are profitable in an absolute sense, as a result of “crowding” or “convergence” of the model’s output with actions taken by other market participants. In addition, to the extent a quantitative subadviser’s model focuses on identifying a certain type of stock (e.g., high relative profitability stocks), those stocks may perform differently from the market as a whole, which could cause the Fund to underperform.

The models and proprietary research of a quantitative subadviser are largely protected by the subadviser through the use of policies, procedures, agreements, and similar measures designed to create and enforce robust confidentiality, non-disclosure, and similar safeguards. However, aggressive position-level public disclosure obligations (or disclosure obligations to exchanges or regulators with insufficient privacy safeguards) could lead to opportunities for competitors to reverse-engineer a subadviser’s models and data, and thereby impair the relative or absolute performance of the Fund.

Mercer US Small/Mid Cap Equity Fund | Mercer US Small/Mid Cap Equity Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. If the Fund makes investments in options, futures, forwards, swap agreements and other derivative instruments, these derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a subadviser uses leverage through purchasing derivative instruments, the Fund has the risk of capital losses that exceed the net assets of the allocable portion of the Fund managed by that subadviser. The net asset value of a Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Mercer US Small/Mid Cap Equity Fund | Mercer US Small/Mid Cap Equity Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. While the Fund does not have a principal investment strategy to focus its investments in any particular sector, the Fund from time to time may have significant exposure to one or more sectors, such as consumer (non-cyclical and cyclical), financials and industrials. The Fund may have little or no exposure to certain other sectors. There are risks associated with having significantly overweight or underweight allocations to certain sectors, such as that an individual sector may be more volatile than the broader market, or could perform differently, and that the stocks of multiple companies within a sector could simultaneously rise or decline in price because of, for example, investor perceptions, an event that affects the entire sector or other factors.

Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Loss of money is a risk of investing in the Fund.
Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. U.S. and global stock markets have experienced periods of substantial price volatility in the past and may do so in the future.

Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The value of the securities in which the Fund invests may be adversely affected by fluctuations in the financial markets, regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of investments the Fund makes. Also, there is the risk that the price(s) of one or more of the securities or other instruments in the Fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, government, industry, country, or geographic region. Extraordinary events, including extreme economic or political conditions or policies, rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence), natural disasters, extreme weather, epidemics and pandemics, tariffs, sanctions, war, military conflict and other factors can lead to volatility in local, regional, or global markets, which can result in market losses that may be substantial. The impact of one of these types of events may be more pronounced in certain regions, sectors, industries, or asset classes in which the Fund invests, or it may be pervasive across the global financial markets. The timing and occurrence of future market disruptions cannot be predicted, nor can the impact that government interventions, if any, adopted in response to such disruptions may have on the investment strategies of the Fund or the markets in which the Fund invests.

Foreign Investments Risk. Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and affect its share price. Generally, securities of many foreign issuers may be less liquid, and their prices may be more volatile, than the securities of comparable U.S. issuers. Transaction costs for foreign securities generally are higher than for comparable securities issued in the United States. Foreign securities may be subject to foreign taxes. Many foreign governments may supervise and regulate their financial markets less stringently than the U.S. government does. In addition, foreign issuers generally are not subject to the same types of accounting, auditing, or financial reporting standards as those that are applicable to U.S. issuers. As a result, with respect to foreign issuers, there may be less publicly available information regarding their operations and financial conditions, and the information that is available may be less reliable. To the extent that the Fund’s investments in a single country or a limited number of countries represent a large percentage of the Fund’s assets, the Fund may be adversely affected by the economic, political, geopolitical and social conditions in those countries.

Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Risk. The issuer of a security may perform poorly and the value of its stocks or bonds may decline as a result. An issuer of securities held by the Fund could become bankrupt or could default on its issued debt or have its credit rating downgraded.

Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund | Small and Medium Capitalization Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small and Medium Capitalization Stock Risk. The securities of companies with small and medium capitalizations may involve greater investment risks than securities of companies with large capitalizations. Small and medium capitalization companies may have an unproven or narrow technological base and limited product lines, distribution channels, and market and financial resources, and small and medium capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals. As a result, the prices of securities of small and medium capitalization companies may be subject to more abrupt or erratic movements than securities of larger companies, may have limited marketability, and may be less liquid than securities of companies with larger capitalizations. Foreign companies with large capitalizations may be relatively small by U.S. standards and may be subject to risks that are similar to the risks that may affect small and medium capitalization U.S. companies. Securities of small and medium capitalization companies also may pay no, or only small, dividends.

Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund | Custody Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Custody Risk. There are risks involved in dealing with the custodians or brokers who settle Fund trades. Securities and other assets deposited with custodians or brokers may not be clearly or constantly identified as being assets of the Fund, and hence the Fund may be exposed to credit risk with regard to such parties. The Fund may be an unsecured creditor of its broker in the event of bankruptcy or administration of such broker. Further, there may be practical or time problems associated with enforcing the Fund’s rights to its assets in the case of an insolvency of any such party.

Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund | Growth Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Stock Risk. The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. Companies with strong growth potential (both domestic and foreign) tend to have higher than average price-to-earnings ratios, meaning that these stocks are more expensive than average relative to the companies’ earnings. The market prices of equity securities of growth companies are often quite volatile, since the prices may be particularly sensitive to economic, market, or company developments and may present a greater degree of risk of loss.

Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund | Value Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Stock Risk. The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. Value stocks represent companies that tend to have lower than average price to book value ratios, price to earnings ratios, or other financial ratios. These companies may have relatively weak balance sheets and, during economic downturns, these companies may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations. A particular value stock may not increase in price, as anticipated by a subadviser, if other investors fail to recognize the stock’s value or the catalyst that the subadviser believes will increase the price of the stock does not affect the price of the stock in the manner or to the degree that the subadviser anticipates. Also, cyclical stocks tend to increase in value more quickly during economic upturns than non-cyclical stocks, but also tend to lose value more quickly in economic downturns. The stocks of companies that a subadviser believes are undervalued compared to their intrinsic value can continue to be undervalued for long periods of time, may not realize their expected value, and can be volatile.

Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The Fund may engage in a variety of transactions involving derivatives, such as options, futures, forwards and swap agreements. Derivatives are financial instruments, the values of which depend upon, or are derived from, the value of something else, such as one or more underlying investments, pools of investments, indices, or currencies. A subadviser may use derivatives both for hedging and non-hedging purposes, although it is anticipated that the use of derivatives by the Fund will generally be limited to maintaining exposure to certain market segments or asset classes, increasing or decreasing currency exposure, or facilitating certain portfolio transactions. A subadviser may also use derivatives such as exchange-listed equity futures contracts, swaps and currency forwards to equitize cash held in the portfolio. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on the ability of a subadviser to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility of the Fund’s share price. Certain derivatives are subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. Certain derivatives are subject to mandatory central clearing and exchange-trading. Central clearing is intended to reduce counterparty credit risk, but central clearing does not make derivatives transactions risk-free Exchange-trading is intended to increase liquidity, but there is no guarantee the Fund could consider exchange-traded derivatives to be liquid. Some derivatives are more sensitive to interest rate changes and market movements than other instruments. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

Certain derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a subadviser uses leverage through purchasing derivative instruments, the Fund has the risk of capital losses that exceed the net assets of the allocable portion of the Fund managed by that subadviser. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Derivatives instruments may also be susceptible to operational risks. Failures in the documentation and shortcomings in the settlement process could result in the failure to complete a transaction. There are also legal risks associated with derivatives, particularly if contracts are not legally enforceable or if a counterparty does not have sufficient capacity to perform on a contract.

Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund | Management Techniques Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Techniques Risk. The investment strategies, techniques, and risk analyses employed by the subadvisers, while designed to enhance potential returns, may not produce the desired results or expected returns, which may cause the Fund to not meet its investment objective, or underperform its benchmark index or funds with similar investment objectives and strategies. The subadvisers may be incorrect in their assessments of the values of securities or their assessments of market trends, which can result in losses to the Fund.

Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund | Quantitative Model Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Quantitative Model Risk. One or more subadvisers to the Fund follows a quantitative model strategy to manage its allocated portion of the Fund. Quantitative models (both proprietary models developed by a quantitative-focused subadviser, and those supplied by third parties) and information and data supplied by third parties can be incorrect, misleading or incomplete, and any decisions made in reliance thereon can expose the Fund to potential risks of loss. In addition, the use of predictive models can also expose the Fund to potential risks of loss. For example, such models may incorrectly forecast future behavior, leading to potential losses on a cash flow and/or a mark-to-market basis. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for the Fund.

If the assumptions made by quantitative-focused subadvisers in their underlying models are unrealistic, inaccurate or become unrealistic or inaccurate and are not promptly adjusted to account for changes in the overall market environment, it is likely that profitable trading signals will not be generated. If and to the extent that the models do not reflect certain factors, and a quantitative-focused subadviser does not successfully address such omission through its testing and evaluation, and modify the models accordingly, the Fund may experience losses. In addition, because of the complexity of quantitative-focused investment strategy programming and modeling, there is a risk that the finished model may contain an error; one or more of such errors could adversely affect the Fund’s performance.

To the extent that a quantitative-focused subadviser is not able to develop sufficiently differentiated models, the Fund’s investment objective may not be met, irrespective of whether the models are profitable in an absolute sense, as a result of “crowding” or “convergence” of the model’s output with actions taken by other market participants. In addition, to the extent a quantitative subadviser’s model focuses on identifying a certain type of stock (e.g., high relative profitability stocks), those stocks may perform differently from the market as a whole, which could cause the Fund to underperform.

The models and proprietary research of a quantitative subadviser are largely protected by the subadviser through the use of policies, procedures, agreements, and similar measures designed to create and enforce robust confidentiality, non-disclosure, and similar safeguards. However, aggressive position-level public disclosure obligations (or disclosure obligations to exchanges or regulators with insufficient privacy safeguards) could lead to opportunities for competitors to reverse-engineer a subadviser’s models and data, and thereby impair the relative or absolute performance of the Fund.

Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. If the Fund makes investments in options, futures, forwards, swap agreements and other derivative instruments, these derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a subadviser uses leverage through purchasing derivative instruments, the Fund has the risk of capital losses that exceed the net assets of the allocable portion of the Fund managed by that subadviser. The net asset value of a Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. While the Fund does not have a principal investment strategy to focus its investments in any particular sector, the Fund from time to time may have significant exposure to one or more sectors, such as financials and consumer (non-cyclical). The Fund may have little or no exposure to certain other sectors. There are risks associated with having significantly overweight or underweight allocations to certain sectors, such as that an individual sector may be more volatile than the broader market, or could perform differently, and that the stocks of multiple companies within a sector could simultaneously rise or decline in price because of, for example, investor perceptions, an event that affects the entire sector or other factors.

Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund | Geographic Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Geographic Focus Risk. To the extent that the Fund focuses its investments in a particular geographic region or country, the Fund may be subject to increased currency, political, regulatory and other risks relating to such region or country. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund | Currency Exchange Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Exchange Rate Risk. Foreign securities may be issued and traded in foreign currencies. As a result, the values of foreign securities may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the United States. For example, if the value of the U.S. dollar increases relative to a particular foreign currency, an investment denominated in that foreign currency will decrease in value because the investment will be worth fewer U.S. dollars.

Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund | Political and Economic Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Political and Economic Risk. The political, legal, economic, and social structures of certain foreign countries may be less stable and more volatile than those in the United States. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges), and the imposition of tariffs or sanctions.

Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund | Large Capitalization Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Stock Risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or medium capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund | Emerging Markets Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Investments Risk. Emerging markets securities involve unique risks, such as exposure to economies that are less diverse and mature than those of the United States or more established foreign markets. Also, emerging markets securities are subject to the same risks as foreign investments, described above. Generally, these risks are more severe for issuers in countries with emerging capital markets. Also, economic or political instability may cause larger price changes in emerging markets securities than in other foreign investments. Additionally, companies in emerging market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries and therefore, material information about a company may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations.

Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities - an indication of the ability of dealers to engage in “market making” - are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity.

Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Loss of money is a risk of investing in the Fund.
Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. U.S. and global stock markets have experienced periods of substantial price volatility in the past and may do so in the future.

Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The value of the securities in which the Fund invests may be adversely affected by fluctuations in the financial markets, regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of investments the Fund makes. Also, there is the risk that the price(s) of one or more of the securities or other instruments in the Fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, government, industry, country, or geographic region. Extraordinary events, including extreme economic or political conditions or policies, rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence), natural disasters, extreme weather, epidemics and pandemics, tariffs, sanctions, war, military conflict and other factors can lead to volatility in local, regional, or global markets, which can result in market losses that may be substantial. The impact of one of these types of events may be more pronounced in certain regions, sectors, industries, or asset classes in which the Fund invests, or it may be pervasive across the global financial markets. The timing and occurrence of future market disruptions cannot be predicted, nor can the impact that government interventions, if any, adopted in response to such disruptions may have on the investment strategies of the Fund or the markets in which the Fund invests.

Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Risk. The issuer of a security may perform poorly and the value of its stocks or bonds may decline as a result. An issuer of securities held by the Fund could become bankrupt or could default on its issued debt or have its credit rating downgraded.

Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund | Small and Medium Capitalization Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small and Medium Capitalization Stock Risk. The securities of companies with small and medium capitalizations may involve greater investment risks than securities of companies with large capitalizations. Small and medium capitalization companies may have an unproven or narrow technological base and limited product lines, distribution channels, and market and financial resources, and the small and medium capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals. As a result, the prices of securities of small and medium capitalization companies may be subject to more abrupt or erratic movements than securities of larger companies, may have limited marketability, and may be less liquid than securities of companies with larger capitalizations. Foreign companies with large capitalizations may be relatively small by U.S. standards and may be subject to risks that are similar to the risks that may affect small and medium capitalization U.S. companies. Securities of small and medium capitalization companies also may pay no, or only small, dividends.

Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund | Custody Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Custody Risk. There are risks involved in dealing with the custodians or brokers who settle Fund trades. Securities and other assets deposited with custodians or brokers may not be clearly or constantly identified as being assets of the Fund, and hence the Fund may be exposed to credit risk with regard to such parties. The Fund may be an unsecured creditor of its broker in the event of bankruptcy or administration of such broker. Further, there may be practical or time problems associated with enforcing the Fund’s rights to its assets in the case of an insolvency of any such party.

Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund | Growth Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Stock Risk. The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. Companies with strong growth potential (both domestic and foreign) tend to have higher than average price-to-earnings ratios, meaning that these stocks are more expensive than average relative to the companies’ earnings. The market prices of equity securities of growth companies are often quite volatile, since the prices may be particularly sensitive to economic, market, or company developments and may present a greater degree of risk of loss.

Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund | Value Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Stock Risk. The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. Value stocks represent companies that tend to have lower than average price to book value ratios, price to earnings ratios, or other financial ratios. These companies may have relatively weak balance sheets and, during economic downturns, these companies may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations. A particular value stock may not increase in price, as anticipated by a subadviser, if other investors fail to recognize the stock’s value or the catalyst that the subadviser believes will increase the price of the stock does not affect the price of the stock in the manner or to the degree that the subadviser anticipates. Also, cyclical stocks tend to increase in value more quickly during economic upturns than non-cyclical stocks, but also tend to lose value more quickly in economic downturns. The stocks of companies that a subadviser believes are undervalued compared to their intrinsic value can continue to be undervalued for long periods of time, may not realize their expected value, and can be volatile.

Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The Fund may engage in a variety of transactions involving derivatives, such as options, futures, forwards and swap agreements. Derivatives are financial instruments, the values of which depend upon, or are derived from, the value of something else, such as one or more underlying investments, pools of investments, indices, or currencies. A subadviser may use derivatives both for hedging and non-hedging purposes, although it is anticipated that the use of derivatives by the Fund will generally be limited to maintaining exposure to certain market segments or asset classes, increasing or decreasing currency exposures, or facilitating certain portfolio transactions. A subadviser may also use derivatives such as exchange-listed equity futures contracts, swaps and currency forwards to equitize cash held in the portfolio. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on the ability of a subadviser to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility of the Fund’s share price. Certain derivatives are subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. Certain derivatives are subject to mandatory central clearing and exchange-trading. Central clearing is intended to reduce counterparty credit risk, but central clearing does not make derivatives transactions risk-free Exchange-trading is intended to increase liquidity, but there is no guarantee the Fund could consider exchange-traded derivatives to be liquid. Some derivatives are more sensitive to interest rate changes and market movements than other instruments. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

Certain derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a subadviser uses leverage through purchasing derivative instruments, the Fund has the risk of capital losses that exceed the net assets of the allocable portion of the Fund managed by that subadviser. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Derivatives instruments may also be susceptible to operational risks. Failures in the documentation and shortcomings in the settlement process could result in the failure to complete a transaction. There are also legal risks associated with derivatives, particularly if contracts are not legally enforceable or if a counterparty does not have sufficient capacity to perform on a contract.

Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund | Management Techniques Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Techniques Risk. The investment strategies, techniques, and risk analyses employed by the subadvisers, while designed to enhance potential returns, may not produce the desired results or expected returns, which may cause the Fund to not meet its investment objective, or underperform its benchmark index or funds with similar investment objectives and strategies. The subadvisers may be incorrect in their assessments of the values of securities or their assessments of market trends, which can result in losses to the Fund.

Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund | Quantitative Model Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Quantitative Model Risk. One or more subadvisers to the Fund follows a quantitative model strategy to manage its allocated portion of the Fund. Quantitative models (both proprietary models developed by a quantitative-focused subadviser, and those supplied by third parties) and information and data supplied by third parties can be incorrect, misleading or incomplete, and any decisions made in reliance thereon can expose the Fund to potential risks of loss. In addition, the use of predictive models can also expose the Fund to potential risks of loss. For example, such models may incorrectly forecast future behavior, leading to potential losses on a cash flow and/or a mark-to-market basis. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for the Fund.

If the assumptions made by quantitative-focused subadvisers in their underlying models are unrealistic, inaccurate or become unrealistic or inaccurate and are not promptly adjusted to account for changes in the overall market environment, it is likely that profitable trading signals will not be generated. If and to the extent that the models do not reflect certain factors, and a quantitative-focused subadviser does not successfully address such omission through its testing and evaluation, and modify the models accordingly, the Fund may experience losses. In addition, because of the complexity of quantitative-focused investment strategy programming and modeling, there is a risk that the finished model may contain an error; one or more of such errors could adversely affect the Fund’s performance.

To the extent that a quantitative-focused subadviser is not able to develop sufficiently differentiated models, the Fund’s investment objective may not be met, irrespective of whether the models are profitable in an absolute sense, as a result of “crowding” or “convergence” of the model’s output with actions taken by other market participants. In addition, to the extent a quantitative subadviser’s model focuses on identifying a certain type of stock (e.g., high relative profitability stocks), those stocks may perform differently from the market as a whole, which could cause the Fund to underperform.

The models and proprietary research of a quantitative subadviser are largely protected by the subadviser through the use of policies, procedures, agreements, and similar measures designed to create and enforce robust confidentiality, non-disclosure, and similar safeguards. However, aggressive position-level public disclosure obligations (or disclosure obligations to exchanges or regulators with insufficient privacy safeguards) could lead to opportunities for competitors to reverse-engineer a subadviser’s models and data, and thereby impair the relative or absolute performance of the Fund.

Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. If the Fund makes investments in options, futures, forwards, swap agreements and other derivative instruments, these derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a subadviser uses leverage through purchasing derivative instruments, the Fund has the risk of capital losses that exceed the net assets of the allocable portion of the Fund managed by that subadviser. The net asset value of a Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. While the Fund does not have a principal investment strategy to focus its investments in any particular sector, the Fund from time to time may have significant exposure to one or more sectors, such as financials, technology and communications. The Fund may have little or no exposure to certain other sectors. There are risks associated with having significantly overweight or underweight allocations to certain sectors, such as that an individual sector may be more volatile than the broader market, or could perform differently, and that the stocks of multiple companies within a sector could simultaneously rise or decline in price because of, for example, investor perceptions, an event that affects the entire sector or other factors.

Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund | Geographic Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Geographic Focus Risk. To the extent that the Fund focuses its investments in a particular geographic region or country, the Fund may be subject to increased currency, political, regulatory and other risks relating to such region or country. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments. To the extent that the Fund focuses its investments in Asian countries, the Fund may be subject to increased risks associated with such investments in Asian markets. Parts of the Asian region may be subject to a greater degree of economic, political and social instability than is the case in the United States. Investments in countries in the Asian region will be impacted by the market conditions, legislative or regulatory changes, competition, diplomatic, or political, economic and other developments in Asia. Chinese issuers may subject the Fund to risks associated with that region, including among others, more frequent trading suspensions and government intervention (including by nationalization of assets and possible retroactive, arbitrary and/or unpredictable enforcement of securities regulations and other laws), currency fluctuations, less liquidity, expropriation, confiscatory taxation, exchange control regulations (including currency blockage), imposition of tariffs, limitations on repatriation and differing legal standards, as well as military actions or conflicts. In particular, China has threatened to invade and control Taiwan, which presents significant risks to investments in securities economically tied to the Greater China region.

China is deemed by the Adviser to be an emerging markets country, which means an investment in this country has more heightened risks than general foreign investing due to a lack of established legal, political, business and social frameworks and accounting standards or auditor oversight in the country to support securities markets as well as the possibility for more widespread corruption and fraud. In addition, the standards for environmental, social and corporate governance matters in China also tend to be lower than such standards in more developed economies. Also, certain securities issued by companies located or operating in China, such as China A-Shares, are subject to trading restrictions, quota limitations, and clearing and settlement risks. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against companies located in or operating in China and shareholders may have limited legal remedies.

Trade disputes and the imposition of tariffs on goods and services can affect the Chinese economy, particularly in light of China’s large export sector, as well as the global economy. Trade disputes can result in increased costs of production and reduced profitability for non-export-dependent companies that rely on imports to the extent China engages in retaliatory tariffs. Trade disputes may also lead to increased currency exchange rate volatility. In addition, relations between the U.S., other trading partners and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions (and threats thereof) could lead to a significant reduction in international trade, which could negatively impact China’s export industry, Chinese issuers, the liquidity or price of the Fund’s direct or indirect investments in China and, therefore, the Fund.

Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund | Currency Exchange Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Exchange Rate Risk. Foreign securities may be issued and traded in foreign currencies. As a result, the values of foreign securities may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the United States. For example, if the value of the U.S. dollar increases relative to a particular foreign currency, an investment denominated in that foreign currency will decrease in value because the investment will be worth fewer U.S. dollars.

Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund | Political and Economic Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Political and Economic Risk. The political, legal, economic, and social structures of certain foreign countries may be less stable and more volatile than those in the United States. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges), and the imposition of tariffs or sanctions.

Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund | Large Capitalization Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Stock Risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or medium capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund | Emerging Markets Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Investments Risk. Emerging markets securities involve unique risks, such as exposure to economies that are less diverse and mature than those of the United States or more established foreign markets. Also, emerging markets securities are subject to the same risks as foreign investments, described below. Generally, these risks are more severe for issuers in countries with emerging capital markets. Also, economic or political instability may cause larger price changes in emerging markets securities than in other foreign investments. Additionally, companies in emerging market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries and therefore, material information about a company may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations.

Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity.

Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund | Foreign Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investments Risk. Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and affect its share price. Generally, securities of many foreign issuers may be less liquid, and their prices may be more volatile, than the securities of comparable U.S. issuers. Transaction costs for foreign securities generally are higher than for comparable securities issued in the United States. Foreign securities may be subject to foreign taxes. Many foreign governments may supervise and regulate their financial markets less stringently than the U.S. government does. In addition, foreign issuers generally are not subject to the same types of accounting, auditing, or financial reporting standards as those that are applicable to U.S. issuers. As a result, with respect to foreign issuers, there may be less publicly available information regarding their operations and financial conditions, and the information that is available may be less reliable. To the extent that the Fund’s investments in a single country or a limited number of countries represent a large percentage of the Fund’s assets, the Fund may be adversely affected by the economic, political, geopolitical and social conditions in those countries.

Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund | Frontier Markets Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Frontier Markets Investments Risk. Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries (see “Emerging Markets Investments Risk” above) are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries. Additionally, companies in frontier market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries and therefore, material information about a company may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations.

Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Loss of money is a risk of investing in the Fund.
Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The value of the securities in which the Fund invests may be adversely affected by fluctuations in the financial markets, regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of investments the Fund makes. Also, there is the risk that the price(s) of one or more of the securities or other instruments in the Fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, government, industry, country, or geographic region. Extraordinary events, including extreme economic or political conditions or policies, rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence), natural disasters, extreme weather, epidemics and pandemics, tariffs, sanctions, war, military conflict and other factors can lead to volatility in local, regional, or global markets, which can result in market losses that may be substantial. The impact of one of these types of events may be more pronounced in certain regions, sectors, industries, or asset classes in which the Fund invests, or it may be pervasive across the global financial markets. The timing and occurrence of future market disruptions cannot be predicted, nor can the impact that government interventions, if any, adopted in response to such disruptions may have on the investment strategies of the Fund or the markets in which the Fund invests.

Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Risk. The issuer of a security may perform poorly and the value of its stocks or bonds may decline as a result. An issuer of securities held by the Fund could become bankrupt or could default on its issued debt or have its credit rating downgraded.

Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund | Custody Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Custody Risk. There are risks involved in dealing with the custodians or brokers who settle Fund trades. Securities and other assets deposited with custodians or brokers may not be clearly or constantly identified as being assets of the Fund, and hence the Fund may be exposed to credit risk with regard to such parties. The Fund may be an unsecured creditor of its broker in the event of bankruptcy or administration of such broker. Further, there may be practical or time problems associated with enforcing the Fund’s rights to its assets in the case of an insolvency of any such party.

Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The Fund may engage in a variety of transactions involving derivatives, such as options, futures, forwards and swap agreements. Derivatives are financial instruments, the values of which depend upon, or are derived from, the value of something else, such as one or more underlying investments, pools of investments, indices, or currencies. A subadviser may use derivatives both for hedging and non-hedging purposes, although it is anticipated that the use of derivatives by the Fund will generally be limited to maintaining exposure to certain market segments or asset classes, increasing or decreasing currency exposure, or facilitating certain portfolio transactions. A subadviser may also use derivatives such as exchange-listed equity futures contracts, swaps and currency forwards to equitize cash held in the portfolio. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on the ability of a subadviser to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility of the Fund’s share price. Certain derivatives are subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. Certain derivatives are subject to mandatory central clearing and exchange-trading. Central clearing is intended to reduce counterparty credit risk, but central clearing does not make derivatives transactions risk-free Exchange-trading is intended to increase liquidity, but there is no guarantee the Fund could consider exchange-traded derivatives to be liquid. Some derivatives are more sensitive to interest rate changes and market movements than other instruments. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

Certain derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a subadviser uses leverage through purchasing derivative instruments, the Fund has the risk of capital losses that exceed the net assets of the allocable portion of the Fund managed by that subadviser. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Derivatives instruments may also be susceptible to operational risks. Failures in the documentation and shortcomings in the settlement process could result in the failure to complete a transaction. There are also legal risks associated with derivatives, particularly if contracts are not legally enforceable or if a counterparty does not have sufficient capacity to perform on a contract.

Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund | Management Techniques Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Techniques Risk. The investment strategies, techniques, and risk analyses employed by the subadvisers, while designed to enhance potential returns, may not produce the desired results or expected returns, which may cause the Fund to not meet its investment objective, or underperform its benchmark index or funds with similar investment objectives and strategies. The subadvisers may be incorrect in their assessments of the values of securities or their assessments of market or interest rate trends, which can result in losses to the Fund.

Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. If the Fund makes investments in options, futures, forwards, swap agreements and other derivative instruments, these derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a subadviser uses leverage through purchasing derivative instruments, the Fund has the risk of capital losses that exceed the net assets of the allocable portion of the Fund managed by that subadviser. The net asset value of a Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund | Emerging Markets Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Investments Risk. Emerging markets securities involve unique risks, such as exposure to economies that are less diverse and mature than those of the United States or more established foreign markets. Also, emerging markets securities are subject to the same risks as foreign investments, described below. Generally, these risks are more severe for issuers in countries with emerging capital markets. Also, economic or political instability may cause larger price changes in emerging markets securities than in other foreign investments. Additionally, companies in emerging market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries and therefore, material information about a company may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations.

Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities - an indication of the ability of dealers to engage in “market making” - are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity.

Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund | Foreign Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investments Risk. Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and affect its share price. Generally, securities of many foreign issuers may be less liquid, and their prices may be more volatile, than the securities of comparable U.S. issuers. Transaction costs for foreign securities generally are higher than for comparable securities issued in the United States. Foreign securities may be subject to foreign taxes. Many foreign governments may supervise and regulate their financial markets less stringently than the U.S. government does. In addition, foreign issuers generally are not subject to the same types of accounting, auditing, or financial reporting standards as those that are applicable to U.S. issuers. As a result, with respect to foreign issuers, there may be less publicly available information regarding their operations and financial conditions, and the information that is available may be less reliable. To the extent that the Fund’s investments in a single country or a limited number of countries represent a large percentage of the Fund’s assets, the Fund may be adversely affected by the economic, political, geopolitical and social conditions in those countries.

Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Changes in interest rates may adversely affect the values of the securities held in the Fund’s portfolio. In general, the prices of debt securities fall when interest rates increase, and rise when interest rates decrease. The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond markets, making it more difficult for the Fund to sell its bond holdings at a time when the subadviser might wish to sell. Decreased liquidity in the bond markets also may make it more difficult to value some or all of the Fund’s bond holdings.

Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk. Issuers of debt securities may be unable, unwilling, or perceived to be unwilling to make the required payments of interest and/or principal at the time that such payments are due. In addition, changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness also can adversely affect the values and liquidity of the issuers’ debt securities. Issuers of investment grade securities may still default on their obligations.

Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund | Mortgage-Backed and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed securities are securities representing interests in pools of mortgage loans. These securities generally provide holders with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated, and the Fund may be forced to reinvest in obligations with lower yields than the original obligations. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Asset-backed securities are securities for which the payments of interest and/or principal are backed by loans, leases, and other receivables. Asset-backed securities are subject to many of the same types of risks as mortgage-backed securities. In addition, issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund | Fixed-Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed-Income Securities Risk. Fixed-income securities are affected by changes in interest rates and credit quality. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund | Call or Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call or Prepayment Risk. During periods of falling interest rates, issuers of callable securities may call or repay securities with higher interest rates before their maturity dates. If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of interest income expected on its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features. Early repayment of principal of mortgage-related securities could have the same effect.

Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund | U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk. U.S. government agency obligations have different levels of credit support, and therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration or Ginnie Mae, present lower credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, such as securities issued by Federal Home Loan Banks, and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk.

Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund | High Yield Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Securities Risk. Securities rated “BB” or below by Standard & Poor’s Rating Group, a division of The McGraw-Hill Companies, Inc. (“S&P”) or “Ba” or below by Moody’s Investors Service, Inc. (“Moody’s”) are known as “high yield” securities and are commonly referred to as “junk bonds.” These securities are generally considered to be speculative in nature because they have more credit risk than higher-rated securities, are more likely to encounter financial difficulties, and are more vulnerable to changes in the economy. Companies issuing high yield, fixed income securities are not as strong financially as those companies issuing securities with higher credit ratings. Market situations, such as a sustained period of rising interest rates or individual corporate developments, could affect the ability of companies issuing high yield, fixed income securities to make interest and principal payments. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make required payments of interest or principal. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These securities may be worthless and the Fund could lose its entire investment. The prices of high yield, fixed income securities fluctuate more than higher-quality securities, and are especially sensitive to developments affecting the issuer’s business and to changes in the ratings assigned by rating agencies. High yield securities generally are less liquid than higher-quality securities. Many of these securities do not trade frequently, and when the securities do trade, their prices may be significantly higher or lower than expected.

Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The issuer or guarantor of a fixed income security, the counterparty to a derivatives contract, or a borrower of a Fund’s securities may be unwilling or unable to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund | Rule 144A Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rule 144A Securities Risk. Investing in securities under Rule 144A could have the effect of increasing the level of the Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Such illiquidity might prevent the sale of such a security at a time when the subadviser might wish to sell.

Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transaction costs and capital gains (which could increase taxes and, consequently, reduce returns).

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Loss of money is a risk of investing in the Fund.
Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The value of the securities in which the Fund invests may be adversely affected by fluctuations in the financial markets, regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of investments the Fund makes. Also, there is the risk that the price(s) of one or more of the securities or other instruments in the Fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, government, industry, country, or geographic region. Extraordinary events, including extreme economic or political conditions or policies, rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence), natural disasters, extreme weather, epidemics and pandemics, tariffs, sanctions, war, military conflict and other factors can lead to volatility in local, regional, or global markets, which can result in market losses that may be substantial. The impact of one of these types of events may be more pronounced in certain regions, sectors, industries, or asset classes in which the Fund invests, or it may be pervasive across the global financial markets. The timing and occurrence of future market disruptions cannot be predicted, nor can the impact that government interventions, if any, adopted in response to such disruptions may have on the investment strategies of the Fund or the markets in which the Fund invests.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Risk. The issuer of a security may perform poorly and the value of its stocks or bonds may decline as a result. An issuer of securities held by the Fund could become bankrupt or could default on its issued debt or have its credit rating downgraded.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Custody Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Custody Risk. There are risks involved in dealing with the custodians or brokers who settle Fund trades. Securities and other assets deposited with custodians or brokers may not be clearly or constantly identified as being assets of the Fund, and hence the Fund may be exposed to credit risk with regard to such parties. The Fund may be an unsecured creditor of its broker in the event of bankruptcy or administration of such broker. Further, there may be practical or time problems associated with enforcing the Fund’s rights to its assets in the case of an insolvency of any such party.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The Fund may engage in a variety of transactions involving derivatives, such as options, futures, forwards and swap agreements. Derivatives are financial instruments, the values of which depend upon, or are derived from, the value of something else, such as one or more underlying investments, pools of investments, indices, or currencies. A subadviser may use derivatives both for hedging and non-hedging purposes, although it is anticipated that the use of derivatives by the Fund will generally be limited to maintaining exposure to certain market segments or asset classes, increasing or decreasing currency exposure, or facilitating certain portfolio transactions. A subadviser may also use derivatives such as exchange-listed equity futures contracts, swaps and currency forwards to equitize cash held in the portfolio. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on the ability of a subadviser to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility of the Fund’s share price. Certain derivatives are subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. Certain derivatives are subject to mandatory central clearing and exchange-trading. Central clearing is intended to reduce counterparty credit risk, but central clearing does not make derivatives transactions risk-free Exchange-trading is intended to increase liquidity, but there is no guarantee the Fund could consider exchange-traded derivatives to be liquid. Some derivatives are more sensitive to interest rate changes and market movements than other instruments. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

Certain derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a subadviser uses leverage through purchasing derivative instruments, the Fund has the risk of capital losses that exceed the net assets of the allocable portion of the Fund managed by that subadviser. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Derivatives instruments may also be susceptible to operational risks. Failures in the documentation and shortcomings in the settlement process could result in the failure to complete a transaction. There are also legal risks associated with derivatives, particularly if contracts are not legally enforceable or if a counterparty does not have sufficient capacity to perform on a contract.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Management Techniques Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Techniques Risk. The investment strategies, techniques, and risk analyses employed by the subadvisers, while designed to enhance potential returns, may not produce the desired results or expected returns, which may cause the Fund to not meet its investment objective, or underperform its benchmark index or funds with similar investment objectives and strategies. The subadvisers may be incorrect in their assessments of the values of securities or their assessments of market trends, which can result in losses to the Fund.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. If the Fund makes investments in options, futures, forwards, swap agreements and other derivative instruments, these derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a subadviser uses leverage through purchasing derivative instruments, the Fund has the risk of capital losses that exceed the net assets of the allocable portion of the Fund managed by that subadviser. The net asset value of a Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Currency Exchange Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Exchange Rate Risk. Foreign securities may be issued and traded in foreign currencies. As a result, the value of foreign securities may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the United States. For example, if the value of the U.S. dollar increases relative to a particular foreign currency, an investment denominated in that foreign currency will decrease in value because the investment will be worth fewer U.S. dollars.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Political and Economic Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Political and Economic Risk. The political, legal, economic, and social structures of certain foreign countries may be less stable and more volatile than those in the United States. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges), and the imposition of tariffs or sanctions.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Emerging Markets Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Investments Risk. Emerging markets securities involve unique risks, such as exposure to economies that are less diverse and mature than those of the United States or more established foreign markets. Also, emerging markets securities are subject to the same risks as foreign investments, described below. Generally, these risks are more severe for issuers in countries with emerging capital markets. Also, economic or political instability may cause larger price changes in emerging markets securities than in other foreign investments. Additionally, companies in emerging market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries and therefore, material information about a company may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Foreign Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investments Risk. Investing in foreign securities, including Depositary Receipts, typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and affect its share price. Generally, securities of many foreign issuers may be less liquid, and their prices may be more volatile, than the securities of comparable U.S. issuers. Transaction costs for foreign securities generally are higher than for comparable securities issued in the United States. Many foreign governments may supervise and regulate their financial markets less stringently than the U.S. government does. In addition, foreign issuers generally are not subject to the same types of accounting, auditing, or financial reporting standards as those that are applicable to U.S. issuers. As a result, with respect to foreign issuers, there may be less publicly available information regarding their operations and financial conditions, and the information that is available may be less reliable. To the extent that the Fund’s investments in a single country or a limited number of countries represent a large percentage of the Fund’s assets, the Fund may be adversely affected by the economic, political, geopolitical and social conditions in those countries.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Frontier Markets Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Frontier Markets Investments Risk. Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries (see “Emerging Markets Investments Risk” above) are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries. Additionally, companies in frontier market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries and therefore, material information about a company may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Changes in interest rates may adversely affect the values of the securities held in the Fund’s portfolio. In general, the prices of debt securities fall when interest rates increase, and rise when interest rates decrease. The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond markets, making it more difficult for the Fund to sell its bond holdings at a time when the subadviser might wish to sell. Decreased liquidity in the bond markets also may make it more difficult to value some or all of the Fund’s bond holdings.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk. Issuers of debt securities may be unable, unwilling or perceived to be unwilling to make the required payments of interest and/or principal at the time that such payments are due. In addition, adverse changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness also can adversely affect the values and liquidity of the issuers’ debt securities. Issuers of investment grade securities may still default on their obligations.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Mortgage-Backed and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed securities are securities representing interests in pools of mortgage loans. These securities generally provide holders with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated, and the Fund may be forced to reinvest in obligations with lower yields than the original obligations. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Asset-backed securities are securities for which the payments of interest and/or principal are backed by loans, leases, and other receivables. Asset-backed securities are subject to many of the same types of risks as mortgage-backed securities. In addition, issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Fixed-Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed-Income Securities Risk. Fixed-income securities are affected by changes in interest rates and credit quality. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Call or Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call or Prepayment Risk. During periods of falling interest rates, issuers of callable securities may call or repay securities with higher interest rates before their maturity dates. If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of interest income expected on its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features. Early repayment of principal of mortgage-related securities could have the same effect.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | High Yield Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Securities Risk. Securities rated “BB” or below by S&P or “Ba” or below by Moody’s are known as “high yield” securities and are commonly referred to as “junk bonds.” These securities are generally considered to be speculative in nature because they have more credit risk than higher-rated securities, are more likely to encounter financial difficulties, and are more vulnerable to changes in the economy. Companies issuing high yield, fixed income securities are not as strong financially as those companies issuing securities with higher credit ratings. Market situations, such as a sustained period of rising interest rates or individual corporate developments, could affect the ability of companies issuing high yield, fixed income securities to make interest and principal payments. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make required payments of interest or principal. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These securities may be worthless and the Fund could lose its entire investment. The prices of high yield, fixed income securities fluctuate more than higher-quality securities, and are especially sensitive to developments affecting the issuer’s business and to changes in the ratings assigned by rating agencies. High yield securities generally are less liquid than higher-quality securities. Many of these securities do not trade frequently, and when the securities do trade, their prices may be significantly higher or lower than expected.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The issuer or guarantor of a fixed income security, the counterparty to a derivatives contract, or a borrower of a Fund’s securities may be unwilling or unable to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Rule 144A Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rule 144A Securities Risk. Investing in securities under Rule 144A could have the effect of increasing the level of the Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Such illiquidity might prevent the sale of such a security at a time when the subadviser might wish to sell.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Sovereign Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sovereign Debt Securities Risk. Investments in foreign sovereign debt securities may subject the Fund to the following risks: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems, and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Foreign Exchange Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Exchange Transaction Risk. The Fund may use currency futures contracts, forward currency exchange contracts or similar instruments to alter the currency exposure characteristics of securities it holds. Consequently, there is a possibility that the performance of the Fund may be strongly influenced by movements in foreign exchange rates because the currency positions held by the Fund may not correspond with the securities positions.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk. Convertible securities (preferred stocks, debt instruments, and other securities convertible into common stocks) may offer higher income than the common stocks into which the convertible securities are convertible or exchangeable. While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, the prices of convertible securities may reflect changes in the values of the underlying common stocks into which such convertible securities are convertible or exchangeable. Issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments.

Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Loss of money is a risk of investing in the Fund.
Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The value of the securities in which the Fund invests may be adversely affected by fluctuations in the financial markets, regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of investments the Fund makes. Also, there is the risk that the price(s) of one or more of the securities or other instruments in the Fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, government, industry, country, or geographic region. Extraordinary events, including extreme economic or political conditions or policies, rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence), natural disasters, extreme weather, epidemics and pandemics, tariffs, sanctions, war, military conflict and other factors can lead to volatility in local, regional, or global markets, which can result in market losses that may be substantial. The impact of one of these types of events may be more pronounced in certain regions, sectors, industries, or asset classes in which the Fund invests, or it may be pervasive across the global financial markets. The timing and occurrence of future market disruptions cannot be predicted, nor can the impact that government interventions, if any, adopted in response to such disruptions may have on the investment strategies of the Fund or the markets in which the Fund invests.

Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Risk. The issuer of a security may perform poorly and the value of its stocks or bonds may decline as a result. An issuer of securities held by the Fund could become bankrupt or could default on its issued debt or have its credit rating downgraded.

Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund | Custody Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Custody Risk. There are risks involved in dealing with the custodians or brokers who settle Fund trades. Securities and other assets deposited with custodians or brokers may not be clearly or constantly identified as being assets of the Fund, and hence the Fund may be exposed to credit risk with regard to such parties. The Fund may be an unsecured creditor of its broker in the event of bankruptcy or administration of such broker. Further, there may be practical or time problems associated with enforcing the Fund’s rights to its assets in the case of an insolvency of any such party.

Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The Fund may engage in a variety of transactions involving derivatives, such as options, futures, forwards and swap agreements. Derivatives are financial instruments, the values of which depend upon, or are derived from, the value of something else, such as one or more underlying investments, pools of investments, indices, or currencies. A subadviser may use derivatives both for hedging and non-hedging purposes, although it is anticipated that the use of derivatives by the Fund will generally be limited to maintaining exposure to certain market segments or asset classes, increasing or decreasing currency exposure, or facilitating certain portfolio transactions. A subadviser may also use derivatives such as exchange-listed equity futures contracts, swaps and currency forwards to equitize cash held in the portfolio. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on the ability of a subadviser to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility of the Fund’s share price. Certain derivatives are subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. Certain derivatives are subject to mandatory central clearing and exchange-trading. Central clearing is intended to reduce counterparty credit risk, but central clearing does not make derivatives transactions risk-free Exchange-trading is intended to increase liquidity, but there is no guarantee the Fund could consider exchange-traded derivatives to be liquid. Some derivatives are more sensitive to interest rate changes and market movements than other instruments. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

Certain derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a subadviser uses leverage through purchasing derivative instruments, the Fund has the risk of capital losses that exceed the net assets of the allocable portion of the Fund managed by that subadviser. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Derivatives instruments may also be susceptible to operational risks. Failures in the documentation and shortcomings in the settlement process could result in the failure to complete a transaction. There are also legal risks associated with derivatives, particularly if contracts are not legally enforceable or if a counterparty does not have sufficient capacity to perform on a contract.

Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund | Management Techniques Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Techniques Risk. The investment strategies, techniques, and risk analyses employed by the subadvisers, while designed to enhance potential returns, may not produce the desired results or expected returns, which may cause the Fund to not meet its investment objective, or underperform its benchmark index or funds with similar investment objectives and strategies. The subadvisers may be incorrect in their assessments of the values of securities or their assessments of market or interest rate trends, which can result in losses to the Fund.

Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. If the Fund makes investments in options, futures, forwards, swap agreements and other derivative instruments, these derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a subadviser uses leverage through purchasing derivative instruments, the Fund has the risk of capital losses that exceed the net assets of the allocable portion of the Fund managed by that subadviser. The net asset value of a Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. While the Fund does not have a principal investment strategy to focus its investments in any particular sector, the Fund from time to time may have significant exposure to one or more sectors. The Fund may have little or no exposure to certain other sectors. There are risks associated with having significantly overweight or underweight allocations to certain sectors, such as that an individual sector may be more volatile than the broader market, or could perform differently, and that the stocks of multiple companies within a sector could simultaneously rise or decline in price because of, for example, investor perceptions, an event that affects the entire sector or other factors.

Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund | Emerging Markets Investments Risk [Member]
Prospectus [Line Items]
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Emerging Markets Investments Risk. Emerging markets securities involve unique risks, such as exposure to economies that are less diverse and mature than those of the United States or more established foreign markets. Also, emerging markets securities are subject to the same risks as foreign investments, described below. Generally, these risks are more severe for issuers in countries with emerging capital markets. Also, economic or political instability may cause larger price changes in emerging markets securities than in other foreign investments. Additionally, companies in emerging market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries and therefore, material information about a company may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations.

Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund | Liquidity Risk [Member]
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Liquidity Risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity.

Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund | Foreign Investments Risk [Member]
Prospectus [Line Items]
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Foreign Investments Risk. Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and affect its share price. Generally, securities of many foreign issuers may be less liquid, and their prices may be more volatile, than the securities of comparable U.S. issuers. Transaction costs for foreign securities generally are higher than for comparable securities issued in the United States Many foreign governments may supervise and regulate their financial markets less stringently than the U.S. government does. In addition, foreign issuers generally are not subject to the same types of accounting, auditing, or financial reporting standards as those that are applicable to U.S. issuers. As a result, with respect to foreign issuers, there may be less publicly available information regarding their operations and financial conditions, and the information that is available may be less reliable. To the extent that the Fund’s investments in a single country or a limited number of countries represent a large percentage of the Fund’s assets, the Fund may be adversely affected by the economic, political, geopolitical and social conditions in those countries.

Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund | Interest Rate Risk [Member]
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Interest Rate Risk. Changes in interest rates may adversely affect the values of the securities held in the Fund’s portfolio. In general, the prices of debt securities fall when interest rates increase, and rise when interest rates decrease. The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond markets, making it more difficult for the Fund to sell its bond holdings at a time when the subadviser might wish to sell. Decreased liquidity in the bond markets also may make it more difficult to value some or all of the Fund’s bond holdings.

Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund | Credit Risk [Member]
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Credit Risk. Issuers of debt securities may be unable, unwilling, or perceived to be unwilling to make the required payments of interest and/or principal at the time that such payments are due. In addition, changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness also can adversely affect the values and liquidity of the issuers’ debt securities. Issuers of investment grade securities may still default on their obligations.

Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund | Mortgage-Backed and Asset-Backed Securities Risk [Member]
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Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed securities are securities representing interests in pools of mortgage loans. These securities generally provide holders with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated, and the Fund may be forced to reinvest in obligations with lower yields than the original obligations. Mortgage-and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of mortgage-and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Asset-backed securities are securities for which the payments of interest and/or principal are backed by loans, leases, and other receivables. Asset-backed securities are subject to many of the same types of risks as mortgage-backed securities. In addition, issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund | Fixed-Income Securities Risk [Member]
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Fixed-Income Securities Risk. Fixed-income securities are affected by changes in interest rates and credit quality. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund | Call or Prepayment Risk [Member]
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Call or Prepayment Risk. During periods of falling interest rates, issuers of callable securities may call or repay securities with higher interest rates before their maturity dates. If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of interest income expected on its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features. Early repayment of principal of mortgage-related securities could have the same effect.

Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund | U.S. Government Securities Risk [Member]
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U.S. Government Securities Risk. U.S. government agency obligations have different levels of credit support, and therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration or Ginnie Mae, present lower credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, such as securities issued by Federal Home Loan Banks, and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk.

Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund | High Yield Securities Risk [Member]
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High Yield Securities Risk. Securities rated “BB” or below by S&P or “Ba” or below by Moody’s are known as “high yield” securities and are commonly referred to as “junk bonds.” These securities are generally considered to be speculative in nature because they have more credit risk than higher-rated securities, are more likely to encounter financial difficulties, and are more vulnerable to changes in the economy. Companies issuing high yield, fixed income securities are not as strong financially as those companies issuing securities with higher credit ratings. Market situations, such as a sustained period of rising interest rates or individual corporate developments, could affect the ability of companies issuing high yield, fixed income securities to make interest and principal payments. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make required payments of interest or principal. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These securities may be worthless and the Fund could lose its entire investment. The prices of high yield, fixed income securities fluctuate more than higher-quality securities, and are especially sensitive to developments affecting the issuer’s business and to changes in the ratings assigned by rating agencies. High yield securities generally are less liquid than higher-quality securities. Many of these securities do not trade frequently, and when the securities do trade, their prices may be significantly higher or lower than expected.

Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund | Counterparty Risk [Member]
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Counterparty Risk. The issuer or guarantor of a fixed income security, the counterparty to a derivatives contract, or a borrower of the Fund’s securities may be unwilling or unable to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund | Rule 144A Securities Risk [Member]
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Rule 144A Securities Risk. Investing in securities under Rule 144A could have the effect of increasing the level of the Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Such illiquidity might prevent the sale of such a security at a time when the subadviser might wish to sell.

Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transaction costs and capital gains (which could increase taxes and, consequently, reduce returns).

Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund | Floating Rate Loan Risk [Member]
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Floating Rate Loan Risk. Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods. Purchases and sales of loans are generally subject to contractual restrictions that must be fulfilled before a loan can be bought or sold. These restrictions may hamper the Fund’s ability to buy or sell loans and negatively affect the transaction price. A significant portion of the floating rate loans held by the Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans. It may take longer than seven days for transactions in loans to settle, which may result in cash proceeds not being immediately available to the Fund.